FAIR VALUE MEASUREMENTS (Details) - EBP 025 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 474,643,502	$ 366,888,771
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	137,840,361	115,495,566
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	18,183,691	17,091,008
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	156,024,052	132,586,574
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	137,840,361	115,495,566
Level 1 | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	18,183,691	17,091,008
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 318,619,450	$ 234,302,197